 1-A POS LIVE 0001714420 XXXXXXXX 024-10794 Hightimes Holding Corp. DE 2016 0001714420 2721 81-4706993 23 0 10990 Wilshire Blvd. Penthouse Los Angeles CA 90024 844-933-3287 Stephen A. Weiss, Esq. Other 1768000.00 1313000.00 1516000.00 742000.00 14207000.00 8987000.00 19603000.00 67881000.00 -53675000.00 14207000.00 1481000.00 503000.00 61000.00 -12304000.00 -0.62 -0.62 RBSM, LLP Class A Class B 20717496 000000000 NA 0 0 000000000 NA Purchase Notes 43066390 000000000 NA true true Tier2 Audited Equity (common or preferred stock) Y N N Y N N 4545454 20717496 11.0000 50000000.00 0.00 0.00 0.00 50000000.00 NMS Capital Advisors, LLC 3500000.00 7 perc. of all shares sold and 3 perc. of processed orders 3500000.00 RBSM, LLP 50000.00 CKR Law, LLP 150000.00 As Selling Agent, NMS may engage sub-agents. NMS is not obligated to sell any shares, but merely to process orders received from investors. The $3,500,000 amount listed above assumes NMS and all sub-agents sell 100% of the offering to its clients. true AL AK AZ AR CA CO CT DE FL GA HI ID IL IN IA KS KY LA ME MD MA MI MN MS MO MT NE NV NH NJ NM NY NC ND OH OK OR PA RI SC SD TN TX UT VT VA WA WV WI WY DC PR A0 A1 A2 A3 A4 A5 A6 A7 A8 A9 B0 Z4 AL AK AZ AR CA CO CT DE FL GA HI ID IL IN IA KS KY LA ME MD MA MI MN MS MO MT NE NV NH NJ NM NY NC ND OH OK OR PA RI SC SD TN TX UT VT VA WA WV WI WY DC PR A0 A1 A2 A3 A4 A5 A6 A7 A8 A9 B0 Z4 Hightimes Holding Corp. Convertible Notes and Class A Common Stock 53473948 0 $13,000,000 senior secured note to ExWorks Capital Fund I, LP; $28,500,000 of convertible notes to former stockholders of Trans-High Corporation; $375,000 for Bio Cup Note; and 20,717,496 shares of Class A Common Stock for $11,598,948. 4(2) Private Placements to accredited investors only.